GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 30, 2017
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

        Results from our annual goodwill impairment test in the fourth quarter of 2017 indicated that no impairment occurred during 2017. The fair value of these assets was primarily based on Level 3 inputs.

        Changes in the net carrying amount of goodwill for 2017 and 2016 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of January 2, 2016	$277.9	$408.3	$–	$686.2
Acquisitions (1)	107.8	–	14.3	122.1
Transfer (2)	–	(53.1)	53.1	–
Translation adjustments	(12.4)	(1.3)	(1.0)	(14.7)

Goodwill as of December 31, 2016	373.3	353.9	66.4	793.6
2017 Acquisitions (1)	17.5	–	125.5	143.0
Acquisition adjustments (3)	4.8	–	.7	5.5
Translation adjustments	33.9	1.5	7.6	43.0

Goodwill as of December 30, 2017	$429.5	$355.4	$200.2	$985.1

(1)

Goodwill acquired in 2016 primarily related to the Mactac acquisition. Goodwill acquired in 2017 related to the acquisitions of Hanita, which is included in our Label and Graphic Materials ("LGM") reportable segment, and Finesse Medical and Yongle Tape, which are included in our Industrial and Healthcare Materials ("IHM") reportable segment.

(2)

In connection with our 2016 change in operating structure, we allocated goodwill associated with our fastener solutions reporting unit from our Retail Branding and Information Solutions ("RBIS") reportable segment to IHM based on the relative fair values of our fastener solutions and RBIS reporting units. Prior to 2016, no reporting units within IHM had allocated goodwill. Refer to Note 1, "Summary of Significant Accounting Policies," for more information.

(3)	Goodwill purchase price allocation adjustments related to the acquisition of Mactac in August 2016.

        The carrying amounts of goodwill at December 30, 2017 and December 31, 2016 were net of accumulated impairment losses of $820 million recognized in fiscal year 2009 by our RBIS reportable segment.

        In connection with the 2017 Acquisitions, we recognized goodwill based on our expectation of synergies and other benefits from acquiring these businesses. We expect the majority of the recognized goodwill related to the Hanita acquisition to be deductible for income tax purposes.

Indefinite-Lived Intangible Assets

        Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter indicated that no impairment occurred in 2017.

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $21.2 million and $20.3 million at December 30, 2017 and December 31, 2016, respectively. In connection with the Mactac acquisition in 2016, we acquired approximately $13 million of indefinite-lived intangible assets, which consist of trade names. These intangible assets were not subject to amortization as they were classified as indefinite-lived assets.

Finite-Lived Intangible Assets

        In connection with the 2017 Acquisitions, we acquired approximately $110 million of identifiable intangible assets, which consisted of customer relationships, trade names and trademarks, and patents and other acquired technology. We utilized the income approach to estimate the fair values of the identifiable intangibles associated with the 2017 Acquisitions, using primarily Level 3 inputs. The discount rates we used to value these assets were between 11% and 16.5%.

        The table below summarizes the preliminary amounts and weighted useful lives of these intangible assets:

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$71.5	16
Patents and other acquired technology	34.0	8
Trade names and trademarks	4.2	6

        In connection with the Mactac acquisition in 2016, we acquired approximately $29 million of identifiable intangible assets, which consisted of customer relationships and patents and other acquired technology. We utilized an income approach to estimate the fair values of the identifiable intangibles acquired from Mactac, using primarily Level 3 inputs. The discount rates we used to value these assets were between 10.5% and 12.5%.

        The table below summarizes the amounts and weighted useful lives of these intangible assets:

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

        Refer to Note 2, "Acquisitions," for more information.

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 30, 2017 and December 31, 2016, which continue to be amortized:

	2017			2016
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships (1)	$329.2	$226.4	$102.8	$247.1	$209.4	$37.7
Patents and other acquired technology (1)	86.9	51.3	35.6	52.0	46.7	5.3
Trade names and trademarks (2)	27.7	21.0	6.7	21.4	18.2	3.2
Other intangibles	12.0	12.0	–	11.7	11.5	.2

Total	$455.8	$310.7	$145.1	$332.2	$285.8	$46.4

(1)	Includes respective finite-lived intangible assets acquired from the 2017 Acquisitions and the Mactac acquisition.
(2)	Includes respective finite-lived intangible assets acquired from the 2017 Acquisitions.

        Amortization expense for finite-lived intangible assets resulting from business acquisitions was $18.6 million for 2017, $19.9 million for 2016, and $20.5 million for 2015.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2018	$14.7
2019	13.9
2020	12.0
2021	11.8
2022	10.8